Derivative Financial Instruments - Summary of Derivative Financial Instruments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets	¥ 70	¥ 223
Derivative financial instruments, current assets	43	1
Derivative financial instruments, noncurrent assets	27	222
Derivative financial instruments, liabilities	23	29
Derivative financial instruments, current liabilities	13	29
Derivative financial instruments, noncurrent liabilities	10
Forward currency contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets	43
Derivative financial instruments, current assets	43
Derivative financial instruments, liabilities	13	29
Derivative financial instruments, current liabilities	13	29
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets	27	223
Derivative financial instruments, current assets	0	¥ 1
Derivative financial instruments, liabilities	10
Derivative financial instruments, current liabilities	¥ 0